FAIR VALUE OF FINANCIAL INSTRUMENTS - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	$ 24		$ 24		$ 27
Financial liabilities (current and non-current)	0		0		69
Cash flow hedges | Financial assets at fair value through other comprehensive income, category [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative financial assets	24		24		$ 27
Gains (losses) on hedging instrument, fair value hedges	$ 0	$ 0	$ 0	$ 9